Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon United Kingdom [member] - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (34)	€ (44)
Decrease in actuarial assumptions	38	50
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(235)	(299)
Decrease in actuarial assumptions	313	412
Finance actuarial assumption on price inflation by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	119	169
Decrease in actuarial assumptions	€ (192)	€ (248)